Debt	9 Months Ended
Sep. 30, 2022
Southland Holding Llc [Member]
Debt

4.	Debt

Long-term debt and credit facilities consist of the following as of September 30, 2022, and December 31, 2021:

Schedule of long term debt
	As of
(Amounts in thousands)	September 30, 2022	December 31, 2021
Secured notes	$188,592	$215,622
Mortgage notes	949	1,089
Revolving credit facility	75,000	20,000
Equipment notes	111	540
Total debt	264,652	237,251
Unamortized deferred financing costs	(261)	(321)
Total debt, net	264,391	236,930
Current portion	44,678	41,333
Total long-term debt	$219,713	195,597

The weighted average interest rate on total debt outstanding as of September 30, 2022, was 3.70%. As of September 30, 2022, and December 31, 2021, we were in compliance with all debt covenants.

Revolving Credit Facility

In 2021, we entered into a revolving credit agreement with Frost Bank for $50.0 million. Our revolving credit agreement was upsized to $75.0 million on June 2, 2022. As of September 30, 2022, the revolving credit facility agreement bears interest on drawn balances at 1-month SOFR, subject to a floor of 0.90%, plus an applicable margin rate of 2.10%. Prior to the upsize, our revolving credit agreement bore interest on drawn balances at 1-month LIBOR, subject to a floor of 1.00%. As of September 30, 2022, $75.0 million was drawn on the revolver. As of September 30, 2022, we did not have any amount available.

Secured Notes

We enter secured notes in order to finance growth within our business. As of September 30, 2022, we had secured notes expiring between November 2023 and May 2030. Interest rates on the secured notes range between 2.46% and 6.00%.

Mortgage Notes

We enter mortgage notes in order to finance growth within our business. As of September 30, 2022, we had mortgage notes expiring between October 2023 and February 2029. Interest rates on the mortgage notes range between 3.84% and 5.99%.

Equipment OEM Notes

We enter equipment notes in order to complete certain specialty construction projects. As of September 30, 2022, we had equipment notes expiring between November 2022 and April 2023. As of September 30, 2022, there was no interest rate on any of our equipment notes.